INCOME TAXES (Details Textual)	12 Months Ended					24 Months Ended			36 Months Ended				60 Months Ended
	Dec. 31, 2016	Feb. 29, 2016 CNY (¥)	Dec. 31, 2015	Feb. 28, 2015 USD ($)	Feb. 28, 2014	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2016	Feb. 29, 2016 USD ($)
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards														$ 56,970,276
Deferred Tax Assets, Valuation Allowance														8,973,880
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		25.00%		25.00%	25.00%
Withholding Tax Rate On Dividend Distributed By Foreign Investment Entities		10.00%
Undistributed Earnings Of Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities				$ 262,036,574										$ 362,485,989
Income Tax Statute Of Limitations Special Circumstance Minimum Underpayment Of Tax Liability | ¥		¥ 100,000
CHINA
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		25.00%
Beijing Xueersi Education Technology Co Ltd [Member] | High And New Technology Enterprises [Member]
Income Tax Disclosure [Line Items]
Income Tax Preferential Tax Rate		15.00%
Beijing Xueersi Education Technology Co Ltd [Member] | High And New Technology Enterprises [Member] | CHINA
Income Tax Disclosure [Line Items]
Income Tax Preferential Tax Rate		15.00%											15.00%
TAL Beijing [Member] | High And New Technology Enterprises [Member] | CHINA
Income Tax Disclosure [Line Items]
Income Tax Preferential Tax Rate		15.00%								15.00%
TAL Beijing [Member] | Newly Established Software Enterprises [Member]
Income Tax Disclosure [Line Items]
Income Tax Exemption Period								2 years
TAL Beijing [Member] | Newly Established Software Enterprises [Member] | CHINA
Income Tax Disclosure [Line Items]
Income Tax Preferential Tax Rate												12.50%
Beijing Yidu Huida Education Technology Co Ltd [Member] | Newly Established Software Enterprises [Member] | CHINA
Income Tax Disclosure [Line Items]
Income Tax Preferential Tax Rate											12.50%
Beijing Xintang Sichuang Education Technology Co Ltd [Member] | Newly Established Software Enterprises [Member]
Income Tax Disclosure [Line Items]
Income Tax Exemption Period						2 years
Beijing Xintang Sichuang Education Technology Co Ltd [Member] | Newly Established Software Enterprises [Member] | CHINA
Income Tax Disclosure [Line Items]
Income Tax Preferential Tax Rate									12.50%
Yidu Huida [Member]
Income Tax Disclosure [Line Items]
Income Tax Preferential Tax Rate	15.00%
Yidu Huida [Member] | Scenario, Forecast [Member]
Income Tax Disclosure [Line Items]
Income Tax Preferential Tax Rate									15.00%
Yidu Huida [Member] | High And New Technology Enterprises [Member] | CHINA | Scenario, Forecast [Member]
Income Tax Disclosure [Line Items]
Income Tax Preferential Tax Rate									15.00%
Yidu Huida [Member] | Newly Established Software Enterprises [Member]
Income Tax Disclosure [Line Items]
Income Tax Preferential Tax Rate			12.50%
Income Tax Exemption Period							2 years
HONG KONG | TAL Holding Limited Hong Kong Co Ltd, Yidu Hong Kong and Firstleap Hong Kong [Member]
Income Tax Disclosure [Line Items]
Income Taxes Foreign Statutory Corporate Tax Rate		16.50%